GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 99.0% †
U.S. Treasuries – 24.3%
U.S. Treasury Bonds
2.25%	08/15/46	$14,668,000	$13,856,676	(a	)
3.00%	08/15/48	71,625,400	78,552,919	(a	)
U.S. Treasury Notes
1.38%	12/15/19	83,874,600	83,612,492	(a	)
1.50%	11/30/19	78,139,500	77,941,099	(a	)
1.63%	02/15/26	68,895,400	67,883,499	(a	)
2.25%	03/31/20	46,500,000	46,578,106	(a	)
2.50%	01/31/24	106,987,000	110,505,870	(a	)
2.63%	02/15/29	18,446,000	19,451,883	(a	)
			498,382,544
Agency Mortgage Backed – 32.7%
Federal Home Loan Mortgage Corp.
4.05%	09/25/28	9,122,000	10,251,063	(a,b	)
4.50%	06/01/33 - 02/01/35	79,933	84,509	(a	)
5.00%	07/01/35	692,374	749,948	(a	)
5.50%	05/01/20 - 04/01/39	1,231,012	1,346,112	(a	)
6.00%	07/01/19	78	78
6.00%	05/01/20 - 11/01/37	2,467,098	2,804,607	(a	)
6.50%	07/01/29	16,948	17,975	(a	)
7.00%	01/01/27 - 08/01/36	554,266	633,301	(a	)
7.50%	01/01/28 - 09/01/33	36,219	39,171	(a	)
8.00%	11/01/30	3,076	3,487	(a	)
8.50%	04/01/30	7,150	9,122	(a	)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	29,347,673	30,466,159	(a	)
4.00%	01/01/41 - 10/01/47	55,738,907	58,215,936	(a	)
4.50%	10/01/19 - 02/01/40	6,315,142	6,775,429	(a	)
5.00%	07/01/20 - 05/01/39	2,110,544	2,277,963	(a	)
5.50%	06/01/20 - 01/01/39	6,886,842	7,493,486	(a	)
6.00%	09/01/19 - 05/01/41	11,628,939	13,233,390	(a	)
6.50%	05/01/21 - 08/01/36	454,624	497,073	(a	)
7.00%	10/01/32 - 02/01/34	43,127	46,274	(a	)
7.50%	11/01/22 - 03/01/33	230,403	256,608	(a	)
8.00%	06/01/24 - 10/01/31	92,623	101,326	(a	)
8.50%	04/01/30	18,167	21,847	(a	)
9.00%	06/01/21 - 12/01/22	11,610	12,121	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	16,835	17,285	(a,b	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	23,925,000	24,078,838	(c	)
3.00%	TBA	118,368,291	119,649,680	(c	)
3.50%	TBA	129,296,000	132,135,340	(c	)
4.00%	TBA	49,462,000	51,117,493	(c	)
4.50%	TBA	14,087,000	14,717,816	(c	)
Government National Mortgage Assoc.
3.00%	12/20/42	44,081,571	45,383,569
4.00%	01/20/41 - 04/20/43	12,820,957	13,517,718	(a	)
4.50%	08/15/33 - 03/20/41	5,234,633	5,568,063	(a	)
5.00%	08/15/33	270,765	288,464	(a	)
6.00%	04/15/27 - 09/15/36	752,147	856,513	(a	)
6.50%	01/15/24 - 09/15/36	607,043	667,504	(a	)
7.00%	03/15/26 - 10/15/36	355,950	399,943	(a	)
7.50%	11/15/22 - 11/15/31	128,723	136,560	(a	)
8.00%	12/15/29 - 05/15/30	1,227	1,349	(a	)
9.00%	10/15/19 - 12/15/21	5,161	5,348	(a	)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.63%	05/20/21 - 04/20/24	1,257	1,273	(a,b	)
3.75%	08/20/23 - 09/20/24	2,223	2,244	(a,b	)
4.00%	01/20/24 - 03/20/24	1,617	1,637	(a,b	)
4.13%	11/20/21 - 10/20/25	5,629	5,687	(a,b	)
Government National Mortgage Assoc. TBA
3.50%	TBA	67,359,000	69,519,877	(c	)
4.00%	TBA	16,590,000	17,197,194	(c	)
4.50%	TBA	37,771,000	39,369,846	(a,c	)
			669,976,226

		Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations – 1.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	$5,449,946	$14,743	(a,b,d	)
3.30%	04/25/29	5,467,000	5,827,661	(a	)
3.77%	12/25/28	4,239,000	4,674,204	(a	)
3.86%	11/25/28	3,888,000	4,314,789	(a,b	)
4.06%	10/25/28	7,899,000	8,883,093	(a,b	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	2,038,433	109,007	(a,d	)
5.50%	06/15/33	228,946	39,169	(a,d	)
7.50%	07/15/27	10,113	1,781	(a,d	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.21%	08/15/25	744,341	35,900	(a,b,d	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	6,489	5,974	(a,e,f	)
8.00%	02/01/23 - 07/01/24	18,569	2,383	(a,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	1,805	1,789	(a,e,f	)
1.09%	12/25/42	782,092	25,165	(a,b,d	)
5.00%	02/25/40 - 09/25/40	928,489	96,885	(a,d	)
8.00%	05/25/22	13	116	(a,d	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.60%	07/25/38	302,099	38,117	(a,b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	216,615	185,210	(a,e,f	)
4.50%	08/25/35 - 01/25/36	548,783	92,291	(a,d	)
5.00%	03/25/38 - 05/25/38	299,045	55,936	(a,d	)
5.50%	12/25/33	83,398	17,094	(a,d	)
6.00%	01/25/35	322,694	73,432	(a,d	)
7.50%	11/25/23	59,418	6,453	(a,d	)
8.00%	08/25/23 - 07/25/24	38,062	5,047	(a,d	)
8.50%	07/25/22	8,107	599	(a,d	)
9.00%	05/25/22	6,628	437	(a,d	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	565,622	31,200	(a,d	)
5.00%	09/20/38	120,210	2,177	(a,d	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.41%	01/16/40	1,756,352	348,889	(a,b,d	)
			24,889,541
Asset Backed – 2.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	10,554,124	10,543,476	(a	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	5,407,000	5,423,048	(a	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	11,065,000	11,334,729	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,788,836	(a	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	3,015,038	(a,g	)
Chase Funding Trust 2004-1
4.99%	11/25/33	624,059	624,059	(a,h	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	12,187,000	12,162,602	(a	)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	4,214,000	4,322,162	(a,g	)
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.70%	02/25/36	36,328	35,756	(a,b,g	)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	3,390,000	3,417,724	(a	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,429,128	(a,g	)
			57,096,558
Corporate Notes – 33.9%
3M Co.
4.00%	09/14/48	673,000	728,031	(a	)
Abbott Laboratories
2.90%	11/30/21	2,341,000	2,378,971	(a	)
3.75%	11/30/26	596,000	645,605	(a	)
4.90%	11/30/46	773,000	953,380	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
AbbVie Inc.
3.20%	05/14/26	$734,000	$740,760	(a	)
4.45%	05/14/46	681,000	668,034	(a	)
4.70%	05/14/45	259,000	263,965	(a	)
4.88%	11/14/48	248,000	260,658	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	2,137,000	2,133,410	(a	)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	995,000	1,026,134	(a	)
Aetna Inc.
3.50%	11/15/24	657,000	677,617	(a	)
Aflac Inc.
4.00%	10/15/46	223,000	232,883	(a	)
Aircastle Ltd.
4.25%	06/15/26	1,430,000	1,447,875	(a	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	445,000	500,754	(a	)
Alibaba Group Holding Ltd.
3.40%	12/06/27	300,000	304,557	(a	)
4.00%	12/06/37	450,000	460,179	(a	)
4.20%	12/06/47	339,000	355,167	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,158,000	1,160,073	(a,g	)
Allergan Finance LLC
3.25%	10/01/22	863,000	876,817	(a	)
4.63%	10/01/42	132,000	131,088	(a	)
Allergan Funding SCS
3.00%	03/12/20	1,670,000	1,674,208	(a	)
3.45%	03/15/22	657,000	669,851	(a	)
Allergan Sales LLC
5.00%	12/15/21	1,888,000	1,982,117	(a,g	)
Altria Group Inc.
2.95%	05/02/23	527,000	533,245	(a	)
3.80%	02/14/24	461,000	480,860	(a	)
4.25%	08/09/42	98,000	90,928	(a	)
4.40%	02/14/26	1,020,000	1,091,471	(a	)
4.50%	05/02/43	339,000	324,159	(a	)
4.80%	02/14/29	1,020,000	1,099,866	(a	)
5.95%	02/14/49	602,000	684,510	(a	)
Amazon.com Inc.
2.80%	08/22/24	421,000	433,222	(a	)
3.15%	08/22/27	397,000	417,088	(a	)
3.88%	08/22/37	351,000	386,904	(a	)
4.05%	08/22/47	352,000	398,038	(a	)
4.25%	08/22/57	430,000	497,127	(a	)
Ameren Corp.
3.65%	02/15/26	456,000	470,711	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,497,660	(a	)
4.38%	04/22/49	800,000	862,800	(a	)
5.00%	03/30/20	718,000	731,743	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,008,000	1,018,483	(a	)
4.13%	07/01/24	383,000	404,490	(a	)
American Express Co.
3.00%	10/30/24	1,107,000	1,133,513	(a	)
American International Group Inc.
4.25%	03/15/29	771,000	826,635	(a	)
4.50%	07/16/44	736,000	776,664	(a	)
6.40%	12/15/20	561,000	592,607	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	223,000	227,719	(a,b	)
American Tower Corp.
3.38%	10/15/26	243,000	247,240	(a	)
3.80%	08/15/29	935,000	968,576	(a	)
4.40%	02/15/26	893,000	962,118	(a	)
American Water Capital Corp.
2.95%	09/01/27	685,000	686,788	(a	)
Amgen Inc.
2.65%	05/11/22	1,235,000	1,244,188	(a	)
3.20%	11/02/27	532,000	544,997	(a	)
4.56%	06/15/48	625,000	677,588	(a	)

		Principal Amount	Fair Value
4.66%	06/15/51	$259,000	$282,986	(a	)
Anadarko Petroleum Corp.
4.85%	03/15/21	90,000	93,164	(a	)
6.20%	03/15/40	276,000	331,672	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	307,000	328,287	(a	)
5.25%	01/15/25	5,459,000	5,762,957	(a	)
5.50%	10/15/19	2,351,000	2,363,249	(a	)
6.25%	10/15/22	1,609,000	1,648,951	(a	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	1,212,000	1,274,200	(a	)
4.70%	02/01/36	386,000	423,762	(a	)
4.90%	02/01/46	841,000	935,840	(a	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	276,000	297,536	(a	)
4.38%	04/15/38	1,344,000	1,421,092	(a	)
4.60%	04/15/48	484,000	518,461	(a	)
4.75%	04/15/58	380,000	405,597	(a	)
5.55%	01/23/49	1,338,000	1,635,932	(a	)
Anthem Inc.
3.30%	01/15/23	614,000	631,867	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,160,836	(a,g	)
Apache Corp.
4.38%	10/15/28	291,000	303,947	(a	)
5.10%	09/01/40	413,000	415,251	(a	)
Apple Inc.
2.50%	02/09/22	595,000	601,771	(a	)
2.85%	05/11/24	744,000	765,896	(a	)
3.35%	02/09/27	411,000	432,113	(a	)
3.45%	02/09/45	1,425,000	1,424,572	(a	)
3.85%	08/04/46	1,282,000	1,363,228	(a	)
4.25%	02/09/47	121,000	135,726	(a	)
4.65%	02/23/46	161,000	191,031	(a	)
Applied Materials Inc.
4.35%	04/01/47	484,000	539,989	(a	)
Aptiv PLC
4.40%	10/01/46	579,000	541,174	(a	)
ArcelorMittal
6.75%	03/01/41	236,000	273,996	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	499,000	499,484	(a	)
Ascension Health
4.85%	11/15/53	649,000	795,330	(a	)
AstraZeneca PLC
2.38%	11/16/20	405,000	405,340	(a	)
3.50%	08/17/23	587,000	611,378	(a	)
4.00%	01/17/29	389,000	425,325	(a	)
4.38%	08/17/48	208,000	233,099	(a	)
AT&T Inc.
3.00%	06/30/22	597,000	607,394	(a	)
3.80%	03/15/22	1,426,000	1,478,149	(a	)
4.35%	03/01/29	1,647,000	1,772,501	(a	)
4.45%	04/01/24	578,000	622,581	(a	)
4.50%	05/15/35	880,000	922,346	(a	)
4.55%	03/09/49	475,000	485,374	(a	)
4.75%	05/15/46	282,000	296,720	(a	)
4.80%	06/15/44	594,000	625,963	(a	)
4.85%	03/01/39	1,146,000	1,232,729	(a	)
5.15%	11/15/46	154,000	170,221	(a	)
5.25%	03/01/37	595,000	667,590	(a	)
5.35%	12/15/43	626,000	689,032	(a	)
5.45%	03/01/47	1,030,000	1,183,975	(a	)
Athene Holding Ltd.
4.13%	01/12/28	643,000	648,067	(a	)
Avangrid Inc.
3.15%	12/01/24	1,131,000	1,150,487	(a	)
Baidu Inc.
2.88%	07/06/22	911,000	913,815	(a	)
Bank of America Corp.
3.25%	10/21/27	365,000	373,632	(a	)
3.95%	04/21/25	711,000	745,668	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.18%	11/25/27	$1,242,000	$1,317,563	(a	)
4.25%	10/22/26	1,227,000	1,311,356	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	1,344,000	1,342,629	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	693,000	704,254	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	1,370,000	1,411,264	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	860,000	884,716	(a,b	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	1,949,000	2,022,477	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	385,000	407,349	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,070,000	1,165,037	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	377,000	411,401	(a,b	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	492,000	548,083	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	529,000	598,791	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	1,487,000	1,561,722	(a,b	)
Barclays PLC
4.38%	01/12/26	911,000	945,746	(a	)
4.84%	05/09/28	478,000	488,769	(a	)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	709,000	755,177	(a,b	)
Barrick North America Finance LLC
5.70%	05/30/41	141,000	171,367	(a	)
BAT Capital Corp.
2.30%	08/14/20	3,037,000	3,030,440	(a	)
2.76%	08/15/22	872,000	873,500	(a	)
3.56%	08/15/27	557,000	554,527	(a	)
4.39%	08/15/37	305,000	289,796	(a	)
4.54%	08/15/47	421,000	391,454	(a	)
Baxalta Inc.
2.88%	06/23/20	307,000	307,930	(a	)
Bayer US Finance II LLC
3.50%	06/25/21	2,803,000	2,848,100	(a,g	)
3.88%	12/15/23	608,000	630,344	(a,g	)
Becton Dickinson and Co.
2.89%	06/06/22	879,000	890,823	(a	)
3.70%	06/06/27	556,000	580,408	(a	)
3.73%	12/15/24	38,000	39,821	(a	)
4.67%	06/06/47	91,000	102,096	(a	)
4.69%	12/15/44	106,000	117,516	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	1,688,000	1,688,084	(a	)
3.25%	04/15/28	423,000	435,631	(a	)
3.80%	07/15/48	373,000	379,382	(a	)
6.13%	04/01/36	380,000	508,087	(a	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	535,000	601,474	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	216,000	250,549	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	221,000	275,247	(a	)

		Principal Amount	Fair Value
Biogen Inc.
2.90%	09/15/20	$416,000	$418,068	(a	)
BNP Paribas S.A.
5.00%	01/15/21	562,000	584,609	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	600,000	569,874	(a,b,g	)
Boardwalk Pipelines LP
4.80%	05/03/29	836,000	872,792	(a	)
Boston Scientific Corp.
4.00%	03/01/28	667,000	718,059	(a	)
4.70%	03/01/49	345,000	393,828	(a	)
BP Capital Markets America Inc.
3.02%	01/16/27	2,101,000	2,147,957	(a	)
3.22%	11/28/23	525,000	542,099	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	83,000	78,895	(a	)
4.70%	06/22/47	57,000	47,624	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	1,919,000	1,994,206	(a,g	)
3.40%	07/26/29	1,470,000	1,539,928	(a,g	)
4.13%	06/15/39	663,000	714,575	(a,g	)
4.25%	10/26/49	663,000	732,642	(a,g	)
Brixmor Operating Partnership LP
3.90%	03/15/27	269,000	273,272	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	220,000	217,037	(a	)
3.00%	01/15/22	635,000	636,880	(a	)
3.13%	01/15/25	240,000	234,379	(a	)
3.88%	01/15/27	91,000	89,152	(a	)
Brown-Forman Corp.
4.00%	04/15/38	211,000	227,905	(a	)
Buckeye Partners LP
5.60%	10/15/44	140,000	115,252	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	307,000	304,664	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	752,000	844,669	(a	)
4.55%	09/01/44	1,133,000	1,312,796	(a	)
C&W Senior Financing DAC
7.50%	10/15/26	500,000	523,345	(a,g	)
Campbell Soup Co.
3.30%	03/15/21	1,541,000	1,560,540	(a	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	185,000	192,211	(a	)
4.95%	06/01/47	181,000	207,010	(a	)
Cantor Fitzgerald LP
4.88%	05/01/24	2,051,000	2,110,520	(a,g	)
Capital One Financial Corp.
3.75%	07/28/26	1,221,000	1,242,831	(a	)
4.75%	07/15/21	1,699,000	1,776,220	(a	)
Cardinal Health Inc.
2.62%	06/15/22	436,000	438,546	(a	)
3.08%	06/15/24	317,000	319,095	(a	)
Caterpillar Financial Services Corp.

2.55%	11/29/22	1,072,000	1,084,092	(a	)
Caterpillar Inc.
3.80%	08/15/42	272,000	289,615	(a	)
CBS Corp.
2.90%	01/15/27	317,000	308,422	(a	)
3.70%	06/01/28	389,000	396,239	(a	)
Celgene Corp.
3.45%	11/15/27	53,000	55,180	(a	)
4.35%	11/15/47	86,000	94,933	(a	)
4.55%	02/20/48	674,000	769,054	(a	)
5.00%	08/15/45	211,000	249,778	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	343,000	355,159	(a	)
5.25%	06/15/37	426,000	445,323	(a	)
5.40%	06/15/47	129,000	138,884	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,753,000	1,755,700	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.60%	11/01/21	$824,000	$846,182	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	3,302,000	3,331,124	(a	)
4.46%	07/23/22	1,196,000	1,255,740	(a	)
4.91%	07/23/25	252,000	273,465	(a	)
5.05%	03/30/29	1,486,000	1,639,444	(a	)
5.75%	04/01/48	920,000	1,016,830	(a	)
6.38%	10/23/35	121,000	141,805	(a	)
6.48%	10/23/45	259,000	307,995	(a	)
Chevron Corp.
2.42%	11/17/20	545,000	547,529	(a	)
3.19%	06/24/23	481,000	499,331	(a	)
Chubb INA Holdings Inc.
4.35%	11/03/45	588,000	684,849	(a	)
Church & Dwight Company Inc.
2.45%	08/01/22	412,000	412,742	(a	)
Cigna Corp.
3.20%	09/17/20	1,442,000	1,455,209	(a,g	)
3.40%	09/17/21	672,000	685,017	(a,g	)
3.75%	07/15/23	585,000	608,798	(a,g	)
4.13%	11/15/25	974,000	1,036,092	(a,g	)
4.38%	10/15/28	389,000	419,774	(a,g	)
4.80%	08/15/38	341,000	367,182	(a,g	)
4.90%	12/15/48	371,000	405,154	(a,g	)
Cigna Holding Co.
3.25%	04/15/25	494,000	502,284	(a	)
3.88%	10/15/47	456,000	424,846	(a	)
Cisco Systems Inc.
5.90%	02/15/39	445,000	607,020	(a	)
Citibank NA
2.85%	02/12/21	1,767,000	1,781,048	(a	)
Citigroup Inc.
2.70%	10/27/22	880,000	886,688	(a	)
2.90%	12/08/21	3,233,000	3,269,436	(a	)
4.40%	06/10/25	710,000	758,443	(a	)
4.45%	09/29/27	951,000	1,024,655	(a	)
4.65%	07/30/45 - 07/23/48	1,362,000	1,582,447	(a	)
4.75%	05/18/46	495,000	559,994	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	269,000	272,260	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	365,000	380,133	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	395,000	440,445	(a,b	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	2,754,000	2,780,659	(a,b	)
CME Group Inc.
3.75%	06/15/28	455,000	494,535	(a	)
CMS Energy Corp.
4.88%	03/01/44	1,258,000	1,460,651	(a	)
CNA Financial Corp.
3.45%	08/15/27	346,000	350,951	(a	)
3.90%	05/01/29	813,000	853,057	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	921,000	921,267	(a	)
4.38%	11/06/20	684,000	698,405	(a	)
4.88%	04/01/21	824,000	853,277	(a	)
CNH Industrial N.V.
3.85%	11/15/27	1,140,000	1,138,472	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,226,419	(a	)
Columbia Pipeline Group Inc.
3.30%	06/01/20	671,000	675,529	(a	)
Comcast Corp.
3.20%	07/15/36	775,000	752,827	(a	)
3.38%	08/15/25	275,000	287,535	(a	)
3.97%	11/01/47	1,949,000	2,041,772	(a	)
4.15%	10/15/28	1,657,000	1,825,567	(a	)

		Principal Amount	Fair Value
4.25%	10/15/30	$692,000	$771,815	(a	)
4.60%	08/15/45	405,000	459,116	(a	)
4.70%	10/15/48	414,000	485,382	(a	)
CommonSpirit Health
4.35%	11/01/42	1,029,000	1,034,238	(a	)
Commonwealth Bank of Australia
4.32%	01/10/48	301,000	314,382	(a,g	)
Conagra Brands Inc.
3.80%	10/22/21	1,513,000	1,554,910	(a	)
5.30%	11/01/38	390,000	422,647	(a	)
5.40%	11/01/48	342,000	375,328	(a	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.34%	10/22/20	1,158,000	1,158,081	(a,b	)
Concho Resources Inc.
3.75%	10/01/27	178,000	184,127	(a	)
4.30%	08/15/28	602,000	649,275	(a	)
4.88%	10/01/47	302,000	340,508	(a	)
ConocoPhillips Co.
4.30%	11/15/44	783,000	877,062	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	958,000	957,646	(a	)
3.88%	06/15/47	439,000	454,448	(a	)
Constellation Brands Inc.
3.70%	12/06/26	683,000	715,340	(a	)
4.50%	05/09/47	629,000	657,318	(a	)
Continental Resources Inc.
4.50%	04/15/23	2,831,000	2,972,890	(a	)
Corning Inc.
4.38%	11/15/57	415,000	404,716	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	1,710,000	1,703,297	(a	)
4.38%	06/15/22	4,065,000	4,278,169	(a	)
Credit Suisse Group AG
4.28%	01/09/28	846,000	892,225	(a,g	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,407,000	1,418,340	(a	)
3.80%	06/09/23	937,000	974,583	(a	)
Crown Castle International Corp.
5.20%	02/15/49	550,000	630,999	(a	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	1,249,000	1,390,256	(a	)
CubeSmart LP
4.38%	02/15/29	974,000	1,037,242	(a	)
CVS Health Corp.
2.25%	08/12/19	1,603,000	1,602,391	(a	)
3.13%	03/09/20	4,501,000	4,517,969	(a	)
3.35%	03/09/21	1,157,000	1,173,140	(a	)
3.70%	03/09/23	2,455,000	2,536,359	(a	)
3.88%	07/20/25	354,000	369,526	(a	)
4.10%	03/25/25	978,000	1,031,673	(a	)
4.30%	03/25/28	315,000	332,243	(a	)
4.78%	03/25/38	873,000	910,434	(a	)
5.00%	12/01/24	815,000	888,570	(a	)
5.05%	03/25/48	731,000	779,516	(a	)
5.13%	07/20/45	198,000	211,131	(a	)
D.R. Horton Inc.
2.55%	12/01/20	1,412,000	1,411,096	(a	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	1,043,000	1,067,698	(a,g	)
4.42%	06/15/21	1,196,000	1,231,593	(a,g	)
5.30%	10/01/29	761,000	801,440	(a,g	)
5.45%	06/15/23	564,000	607,828	(a,g	)
6.02%	06/15/26	260,000	286,312	(a,g	)
8.10%	07/15/36	105,000	128,088	(a,g	)
8.35%	07/15/46	240,000	302,923	(a,g	)
Deutsche Bank AG
2.70%	07/13/20	1,137,000	1,131,270	(a	)
3.30%	11/16/22	875,000	862,312	(a	)
3.70%	05/30/24	357,000	350,720	(a	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	758,000	755,916	(a,g	)
Devon Energy Corp.

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.00%	07/15/21	$1,788,000	$1,849,758	(a	)
5.00%	06/15/45	282,000	323,595	(a	)
Diageo Investment Corp.
2.88%	05/11/22	938,000	955,147	(a	)
Diamondback Energy Inc.
4.75%	11/01/24	1,675,000	1,721,883	(a	)
Digital Realty Trust LP
3.60%	07/01/29	1,335,000	1,355,225	(a	)
Discover Bank
3.10%	06/04/20	1,598,000	1,606,214	(a	)
Discovery Communications LLC
2.20%	09/20/19	1,306,000	1,304,106	(a	)
2.95%	03/20/23	2,131,000	2,149,241	(a	)
3.95%	03/20/28	609,000	626,850	(a	)
4.95%	05/15/42	210,000	212,411	(a	)
5.00%	09/20/37	282,000	294,622	(a	)
Dollar Tree Inc.
4.00%	05/15/25	704,000	731,977	(a	)
4.20%	05/15/28	1,088,000	1,126,026	(a	)
Dominion Energy Inc.
2.58%	07/01/20	836,000	835,139	(a	)
3.07%	08/15/24	765,000	771,763	(h	)
DPL Inc.
4.35%	04/15/29	933,000	946,445	(a,g	)
DTE Energy Co.
2.85%	10/01/26	403,000	398,519	(a	)
3.85%	12/01/23	440,000	461,107	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	497,000	527,749	(a	)
Duke Energy Corp.
1.80%	09/01/21	1,102,000	1,089,536	(a	)
3.55%	09/15/21	669,000	683,825	(a	)
3.75%	09/01/46	341,000	333,399	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	474,000	513,314	(a	)
Duke Realty LP
3.25%	06/30/26	486,000	494,252	(a	)
3.38%	12/15/27	381,000	389,005	(a	)
DuPont de Nemours Inc.
3.77%	11/15/20	2,783,000	2,835,905	(a	)
5.32%	11/15/38	307,000	360,710	(a	)
5.42%	11/15/48	307,000	373,410	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,313,000	1,316,453	(a,g	)
Eastman Chemical Co.
3.50%	12/01/21	856,000	875,748	(a	)
3.60%	08/15/22	335,000	344,263	(a	)
4.50%	01/15/21 - 12/01/28	2,770,000	2,894,177	(a	)
Eaton Corp.
3.10%	09/15/27	527,000	535,184	(a	)
Ecolab Inc.
3.25%	12/01/27	325,000	338,059	(a	)
3.95%	12/01/47	337,000	363,000	(a	)
Edison International
5.75%	06/15/27	245,000	263,600	(a	)
Electricite de France S.A.
4.50%	09/21/28	1,319,000	1,445,927	(a,g	)
Eli Lilly & Co.
3.38%	03/15/29	478,000	509,443	(a	)
3.70%	03/01/45	123,000	127,818	(a	)
3.95%	03/15/49	767,000	830,193	(a	)
Emera US Finance LP
4.75%	06/15/46	173,000	186,660	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	114,000	132,986	(a	)
Encana Corp.
3.90%	11/15/21	979,000	1,003,142	(a	)
Enel Finance International N.V.
3.63%	05/25/27	1,011,000	1,013,709	(a,g	)
Energy Transfer Operating LP
4.25%	03/15/23	823,000	858,907	(a	)
4.50%	04/15/24	1,487,000	1,581,975	(a	)

		Principal Amount	Fair Value
4.95%	06/15/28	$280,000	$306,247	(a	)
5.88%	01/15/24	2,890,000	3,218,044	(a	)
6.13%	12/15/45	225,000	256,363	(a	)
6.50%	02/01/42	653,000	768,764	(a	)
7.50%	10/15/20	1,498,000	1,588,839	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	418,000	442,068	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	650,000	653,452	(a	)
4.00%	03/15/33	336,000	370,064	(a	)
Enterprise Products Operating LLC
4.20%	01/31/50	1,425,000	1,470,201	(c	)
4.25%	02/15/48	1,226,000	1,266,642	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	397,000	378,976	(a,b	)
EOG Resources Inc.
4.10%	02/01/21	1,472,000	1,514,791	(a	)
4.15%	01/15/26	434,000	472,474	(a	)
5.10%	01/15/36	349,000	410,595	(a	)
EPR Properties
4.95%	04/15/28	492,000	529,141	(a	)
EQM Midstream Partners LP
4.75%	07/15/23	196,000	203,724	(a	)
5.50%	07/15/28	196,000	206,398	(a	)
ERP Operating LP
4.50%	07/01/44	284,000	321,800	(a	)
Exelon Corp.
3.50%	06/01/22	679,000	695,432	(a	)
4.45%	04/15/46	798,000	854,075	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	526,000	533,685	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	666,000	667,812	(a	)
FedEx Corp.
4.10%	02/01/45	1,016,000	977,737	(a	)
Fifth Third Bancorp
3.65%	01/25/24	1,530,000	1,607,464	(a	)
FirstEnergy Corp.
3.90%	07/15/27	248,000	260,214	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	776,000	847,648	(a,g	)
Fiserv Inc.
2.75%	07/01/24	2,143,000	2,164,409	(a	)
3.50%	07/01/29	570,000	586,986	(a	)
4.40%	07/01/49	340,000	358,435	(a	)
Florida Power & Light Co.
4.13%	02/01/42	470,000	519,731	(a	)
Ford Motor Co.
4.35%	12/08/26	551,000	555,821	(a	)
Ford Motor Credit Company LLC
3.10%	05/04/23	1,436,000	1,411,760	(a	)
3.22%	01/09/22	354,000	354,188	(a	)
3.34%	03/18/21 - 03/28/22	1,955,000	1,962,344	(a	)
3.81%	01/09/24	945,000	944,357	(a	)
8.13%	01/15/20	1,928,000	1,981,463	(a	)
General Dynamics Corp.
2.13%	08/15/26	812,000	793,137	(a	)
3.00%	05/11/21	1,992,000	2,023,812	(a	)
3.50%	05/15/25	777,000	827,000	(a	)
General Mills Inc.
3.20%	04/16/21	1,349,000	1,369,208	(a	)
3.70%	10/17/23	704,000	737,813	(a	)
4.55%	04/17/38	371,000	394,674	(a	)
4.70%	04/17/48	140,000	150,793	(a	)
General Motors Co.
5.20%	04/01/45	123,000	117,731	(a	)
5.40%	04/01/48	307,000	299,236	(a	)
General Motors Financial Company Inc.
2.35%	10/04/19	1,570,000	1,568,870	(a	)
3.45%	01/14/22 - 04/10/22	2,890,000	2,930,720	(a	)
3.55%	04/09/21	1,925,000	1,953,336	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.20%	11/06/21	$3,189,000	$3,283,171	(a	)
5.25%	03/01/26	528,000	566,919	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	3,827,000	4,019,536	(a,g	)
Gilead Sciences Inc.
2.55%	09/01/20	513,000	514,339	(a	)
2.95%	03/01/27	142,000	144,418	(a	)
3.50%	02/01/25	373,000	390,870	(a	)
3.65%	03/01/26	374,000	395,292	(a	)
4.15%	03/01/47	660,000	692,828	(a	)
4.80%	04/01/44	278,000	315,541	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	824,000	857,281	(a	)
3.63%	05/15/25	777,000	826,425	(a	)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	956,000	972,042	(a	)
3.38%	06/01/29	971,000	1,026,434	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	655,000	687,789	(a,g	)
Glencore Funding LLC
4.13%	03/12/24	1,206,000	1,249,163	(a,g	)
4.88%	03/12/29	791,000	832,219	(a,g	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	385,820	(a	)
Halliburton Co.
3.80%	11/15/25	487,000	511,009	(a	)
5.00%	11/15/45	370,000	403,152	(a	)
HCA Inc.
4.13%	06/15/29	450,000	463,523	(a	)
5.88%	03/15/22	1,196,000	1,310,122	(a	)
Hess Corp.
5.60%	02/15/41	180,000	193,927	(a	)
5.80%	04/01/47	114,000	127,120	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	200,000	221,452	(a	)
Highwoods Realty LP
4.13%	03/15/28	504,000	525,445	(a	)
4.20%	04/15/29	1,223,000	1,277,631	(a	)
HSBC Holdings PLC
4.25%	03/14/24	625,000	659,600	(a	)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	2,061,000	2,145,563	(a,b	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	2,006,000	2,135,046	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,018,000	1,041,465	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,302,000	1,363,038	(a,b	)
Hyundai Capital America
3.10%	04/05/22	573,000	576,690	(a,g	)
ING Bank N.V.
2.70%	08/17/20	1,197,000	1,201,800	(a,g	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	1,168,000	1,206,112	(a	)
3.55%	11/01/24	634,000	660,463	(a	)
3.80%	03/21/29	1,168,000	1,225,314	(a	)
Intel Corp.
2.60%	05/19/26	880,000	885,843	(a	)
2.88%	05/11/24	498,000	512,751	(a	)
International Business Machines Corp.
3.45%	02/19/26	3,469,000	3,623,821	(a	)
3.50%	05/15/29	1,702,000	1,780,139	(a	)
4.15%	05/15/39	1,227,000	1,310,338	(a	)
4.25%	05/15/49	1,227,000	1,317,614	(a	)
International Paper Co.
4.40%	08/15/47	614,000	599,577	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	2,311,000	2,367,481	(a	)

		Principal Amount	Fair Value
Jabil Inc.
3.95%	01/12/28	$661,000	$647,185	(a	)
Jefferies Group LLC
5.13%	01/20/23	487,000	521,942	(a	)
6.50%	01/20/43	449,000	483,555	(a	)
John Deere Capital Corp.
2.60%	03/07/24	1,430,000	1,446,874	(a	)
Johnson & Johnson
3.63%	03/03/37	428,000	458,041	(a	)
Johnson Controls International PLC
4.50%	02/15/47	273,000	277,368	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	1,030,000	1,028,455	(a	)
2.55%	10/29/20	1,247,000	1,250,055	(a	)
3.30%	04/01/26	1,502,000	1,554,645	(a	)
3.63%	12/01/27	355,000	366,385	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	431,000	446,835	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	1,530,000	1,601,451	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	888,000	932,409	(a,b	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	1,533,000	1,639,819	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	617,000	664,836	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	601,000	641,724	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	1,423,000	1,521,514	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
6.05%	12/29/49	847,000	847,110	(a,b	)
Keurig Dr Pepper Inc.
3.55%	05/25/21	2,852,000	2,908,840	(a	)
4.06%	05/25/23	846,000	888,469	(a	)
4.50%	11/15/45	371,000	375,074	(a	)
4.60%	05/25/28	185,000	202,677	(a	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	2,048,000	2,077,204	(a	)
4.70%	11/01/42	155,000	157,145	(a	)
5.30%	09/15/20	700,000	723,149	(a	)
6.38%	03/01/41	274,000	333,009	(a	)
Kinder Morgan Inc.
3.05%	12/01/19	435,000	435,679	(a	)
4.30%	03/01/28	445,000	476,195	(a	)
5.05%	02/15/46	263,000	286,470	(a	)
5.55%	06/01/45	307,000	354,963	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	1,059,000	1,060,874	(a	)
3.50%	06/06/22	1,396,000	1,432,380	(a	)
4.38%	06/01/46	912,000	864,102	(a	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	1,948,000	1,960,643	(a	)
L3 Technologies Inc.
3.85%	12/15/26	670,000	703,815	(a	)
Lam Research Corp.
4.00%	03/15/29	1,154,000	1,229,749	(a	)
Lear Corp.
4.25%	05/15/29	994,000	1,002,747	(a	)
5.25%	05/15/49	438,000	432,792	(a	)
Liberty Property LP
4.38%	02/01/29	747,000	807,216	(a	)
Lincoln National Corp.
3.63%	12/12/26	320,000	333,606	(a	)
4.35%	03/01/48	453,000	475,981	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Lloyds Banking Group PLC
3.75%	01/11/27	$574,000	$584,240	(a	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	982,000	980,684	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	481,000	511,491	(a	)
3.80%	03/01/45	241,000	256,147	(a	)
4.50%	05/15/36	777,000	891,980	(a	)
Lowe’s Companies Inc.
3.65%	04/05/29	1,588,000	1,657,983	(a	)
3.70%	04/15/46	312,000	293,951	(a	)
4.05%	05/03/47	361,000	359,347	(a	)
4.55%	04/05/49	1,165,000	1,256,010	(a	)
LYB International Finance BV
4.88%	03/15/44	200,000	212,974	(a	)
LYB International Finance II BV
3.50%	03/02/27	193,000	196,387	(a	)
Marathon Oil Corp.
2.70%	06/01/20	1,601,000	1,601,961	(a	)
3.85%	06/01/25	261,000	270,547	(a	)
Mars Inc.
2.70%	04/01/25	941,000	960,121	(a,g	)
3.20%	04/01/30	700,000	727,146	(a,g	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	551,000	572,632	(a	)
4.90%	03/15/49	1,031,000	1,222,055	(a	)
Masco Corp.
3.50%	11/15/27	248,000	245,304	(a	)
McDonald’s Corp.
3.70%	01/30/26	252,000	267,831	(a	)
3.80%	04/01/28	683,000	734,041	(a	)
4.88%	12/09/45	256,000	295,334	(a	)
McKesson Corp.
3.65%	11/30/20	3,476,000	3,531,407	(a	)
Medtronic Inc.
4.63%	03/15/45	116,000	140,261	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	984,511	(a	)
Merck & Company Inc.
2.75%	02/10/25	971,000	995,926	(a	)
3.40%	03/07/29	1,231,000	1,307,876	(a	)
4.00%	03/07/49	578,000	642,048	(a	)
MetLife Inc.
4.05%	03/01/45	168,000	180,151	(a	)
4.72%	12/15/44	480,000	559,872	(a	)
Microsoft Corp.
2.40%	08/08/26	606,000	609,212	(a	)
3.45%	08/08/36	367,000	387,849	(a	)
3.50%	02/12/35	484,000	515,896	(a	)
3.70%	08/08/46	1,732,000	1,873,106	(a	)
3.95%	08/08/56	623,000	693,468	(a	)
4.10%	02/06/37	188,000	214,578	(a	)
4.50%	02/06/57	220,000	268,633	(a	)
Mitsubishi UFJ Financial Group Inc.
3.54%	07/26/21	2,004,000	2,048,589	(a	)
Mizuho Financial Group Inc.
2.63%	04/12/21	3,061,000	3,069,020	(a,g	)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,310,000	1,376,207	(a,b	)
Molson Coors Brewing Co.
2.10%	07/15/21	829,000	822,791	(a	)
4.20%	07/15/46	277,000	266,408	(a	)
Morgan Stanley
2.63%	11/17/21	1,186,000	1,193,116	(a	)
2.65%	01/27/20	1,385,000	1,386,607	(a	)
2.75%	05/19/22	2,694,000	2,722,125	(a	)
3.63%	01/20/27	592,000	620,144	(a	)
3.70%	10/23/24	539,000	568,198	(a	)
3.95%	04/23/27	1,282,000	1,340,946	(a	)
4.10%	05/22/23	1,304,000	1,371,717	(a	)

		Principal Amount	Fair Value
4.38%	01/22/47	$629,000	$699,857	(a	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	561,000	584,495	(a,b	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	840,000	928,939	(a,b	)
MPLX LP
3.38%	03/15/23	405,000	414,311	(a	)
4.50%	04/15/38	451,000	455,533	(a	)
4.70%	04/15/48	405,000	412,221	(a	)
Mylan Inc.
5.20%	04/15/48	380,000	350,884	(a	)
Mylan N.V.
3.15%	06/15/21	526,000	525,237	(a	)
3.95%	06/15/26	169,000	163,190	(a	)
National Retail Properties Inc.
4.00%	11/15/25	615,000	650,129	(a	)
New York Life Insurance Co.
4.45%	05/15/69	578,000	637,580	(a,g	)
Newfield Exploration Co.
5.75%	01/30/22	3,574,000	3,830,399	(a	)
Newmont Goldcorp Corp.
4.88%	03/15/42	493,000	551,135	(a	)
Nexen Inc.
6.40%	05/15/37	540,000	720,749	(a	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	1,166,000	1,198,100	(a	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	776,000	799,008	(a,b	)
Noble Energy Inc.
3.85%	01/15/28	1,551,000	1,581,663	(a	)
3.90%	11/15/24	382,000	398,376	(a	)
5.05%	11/15/44	164,000	174,327	(a	)
Nordstrom Inc.
5.00%	01/15/44	33,000	30,763	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	537,000	551,848	(a	)
Northern States Power Co.
2.20%	08/15/20	2,239,000	2,239,582	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	397,000	399,259	(a	)
3.85%	04/15/45	135,000	139,080	(a	)
4.03%	10/15/47	146,000	155,697	(a	)
Novartis Capital Corp.
3.00%	11/20/25	83,000	85,735	(a	)
Nucor Corp.
3.95%	05/01/28	744,000	801,444	(a	)
4.13%	09/15/22	451,000	475,521	(a	)
Nutrien Ltd.
4.00%	12/15/26	292,000	305,216	(a	)
4.90%	06/01/43	521,000	568,307	(a	)
NXP BV/NXP Funding LLC
4.13%	06/01/21	5,298,000	5,419,271	(a,g	)
Occidental Petroleum Corp.
4.10%	02/15/47	334,000	330,961	(a	)
4.20%	03/15/48	358,000	361,501	(a	)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	668,000	689,095	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	224,000	237,084	(a	)
Oracle Corp.
2.40%	09/15/23	357,000	359,528	(a	)
2.65%	07/15/26	890,000	893,507	(a	)
3.80%	11/15/37	270,000	285,269	(a	)
4.00%	07/15/46 - 11/15/47	1,280,000	1,374,990	(a	)
4.13%	05/15/45	245,000	265,533	(a	)
Oshkosh Corp.
5.38%	03/01/25	608,000	631,055	(a	)
Owens Corning
4.40%	01/30/48	370,000	316,831	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
PacifiCorp
6.25%	10/15/37	$1,212,000	$1,633,425	(a	)
Packaging Corporation of America
3.40%	12/15/27	243,000	246,035	(a	)
Parker-Hannifin Corp.
2.70%	06/14/24	715,000	725,725	(a	)
3.25%	06/14/29	765,000	795,019	(a	)
PepsiCo Inc.
3.45%	10/06/46	282,000	289,854	(a	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	2,758,000	2,770,714	(a	)
3.90%	12/15/24	1,009,000	1,004,389	(a	)
4.38%	03/15/26	983,000	982,862	(a	)
Petroleos Mexicanos
5.35%	02/12/28	434,000	394,380	(a	)
5.38%	03/13/22	1,678,000	1,690,165	(a	)
5.63%	01/23/46	544,000	438,165	(a	)
6.35%	02/12/48	471,000	403,878	(a	)
6.38%	01/23/45	735,000	628,579	(a	)
6.50%	03/13/27	1,170,000	1,153,667	(a	)
Pfizer Inc.
3.00%	12/15/26	287,000	296,023	(a	)
3.20%	09/15/23	586,000	609,065	(a	)
3.45%	03/15/29	1,054,000	1,115,058	(a	)
3.60%	09/15/28	975,000	1,052,941	(a	)
3.90%	03/15/39	480,000	516,840	(a	)
4.00%	03/15/49	768,000	835,638	(a	)
4.13%	12/15/46	330,000	364,436	(a	)
4.40%	05/15/44	195,000	222,766	(a	)
Philip Morris International Inc.
3.38%	08/15/29	1,994,000	2,053,361	(a	)
4.13%	03/04/43	611,000	623,898	(a	)
Phillips 66
3.90%	03/15/28	706,000	744,195	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	317,000	323,654	(a	)
4.68%	02/15/45	441,000	454,464	(a	)
Plains All American Pipeline LP/PAA Finance Corp.
3.65%	06/01/22	1,203,000	1,231,499	(a	)
4.70%	06/15/44	261,000	251,189	(a	)
5.75%	01/15/20	1,040,000	1,057,566	(a	)
PNC Bank NA
2.40%	10/18/19	1,179,000	1,178,741	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	742,000	739,922	(a	)
Precision Castparts Corp.
4.38%	06/15/45	496,000	563,406	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	983,000	1,056,430	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	913,000	984,278	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	1,363,000	1,367,934	(a	)
QUALCOMM Inc.
2.90%	05/20/24	50,000	50,755	(a	)
3.00%	05/20/22	324,000	330,013	(a	)
3.25%	05/20/27	61,000	62,163	(a	)
4.30%	05/20/47	147,000	154,526	(a	)
Realty Income Corp.
3.00%	01/15/27	240,000	241,116	(a	)
Regions Financial Corp.
3.80%	08/14/23	917,000	960,117	(a	)
Reynolds American Inc.
4.45%	06/12/25	43,000	45,611	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	320,000	357,491	(a	)
Roche Holdings Inc.
2.25%	09/30/19	1,195,000	1,194,606	(a,g	)
Rockwell Automation Inc.
4.20%	03/01/49	591,000	667,399	(a	)

		Principal Amount	Fair Value
Rockwell Collins Inc.
3.50%	03/15/27	$664,000	$693,535	(a	)
Rogers Communications Inc.
5.00%	03/15/44	225,000	260,926	(a	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	953,000	992,683	(a,b	)
RPM International Inc.
3.75%	03/15/27	462,000	468,292	(a	)
Ryder System Inc.
2.45%	09/03/19	2,926,000	2,924,127	(a	)
3.65%	03/18/24	871,000	910,056	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	426,000	447,270	(a	)
5.00%	03/15/27	250,000	274,223	(a	)
Santander Holdings USA Inc.
2.65%	04/17/20	2,371,000	2,370,478	(a	)
3.70%	03/28/22	1,827,000	1,869,021	(a	)
4.40%	07/13/27	430,000	449,122	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,003,000	1,042,097	(a,g	)
Saudi Arabian Oil Co.
2.88%	04/16/24	2,219,000	2,231,027	(a,g	)
3.50%	04/16/29	1,243,000	1,258,015	(a,g	)
4.38%	04/16/49	256,000	258,975	(a,g	)
Schlumberger Holdings Corp.
3.90%	05/17/28	1,365,000	1,419,627	(a,g	)
Selective Insurance Group Inc.
5.38%	03/01/49	748,000	835,381	(a	)
Sempra Energy
3.80%	02/01/38	327,000	315,993	(a	)
4.00%	02/01/48	355,000	347,115	(a	)
Shell International Finance BV
2.38%	08/21/22	1,136,000	1,144,463	(a	)
3.75%	09/12/46	248,000	262,582	(a	)
4.13%	05/11/35	348,000	386,061	(a	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	792,000	790,788	(a	)
2.88%	09/23/23	601,000	606,920	(a	)
3.20%	09/23/26	234,000	235,907	(a	)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	916,000	955,425	(a,g	)
Simon Property Group LP
3.38%	06/15/27	579,000	601,656	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	594,000	592,188	(a,g	)
Southern California Edison Co.
2.40%	02/01/22	954,000	947,408	(a	)
2.90%	03/01/21	1,412,000	1,413,878	(a	)
4.20%	03/01/29	1,168,000	1,242,226	(a	)
Southern Company Gas Capital Corp.
4.40%	05/30/47	131,000	138,512	(a	)
Southern Copper Corp.
5.88%	04/23/45	525,000	622,750	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	665,000	652,897	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	177,000	180,367	(a	)
4.50%	03/15/45	132,000	139,669	(a	)
Spirit Realty LP
4.00%	07/15/29	975,000	986,612
Starbucks Corp.
4.00%	11/15/28	503,000	548,099	(a	)
Steel Dynamics Inc.
4.13%	09/15/25	1,180,000	1,181,003	(a	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	1,506,000	1,521,873	(a	)
Suncor Energy Inc.
4.00%	11/15/47	195,000	201,944	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	551,000	568,693	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Syngenta Finance N.V.
3.70%	04/24/20	$1,865,000	$1,878,279	(a,g	)
3.93%	04/23/21	2,625,000	2,668,811	(a,g	)
4.44%	04/24/23	1,063,000	1,103,075	(a,g	)
5.18%	04/24/28	663,000	688,830	(a,g	)
Sysco Corp.
3.25%	07/15/27	502,000	511,488	(a	)
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	1,326,000	1,350,611	(a,g	)
4.00%	11/26/21	2,490,000	2,572,668	(a,g	)
Tampa Electric Co.
4.35%	05/15/44	1,008,000	1,083,933	(a	)
Target Corp.
2.50%	04/15/26	527,000	530,989	(a	)
3.38%	04/15/29	1,630,000	1,729,642	(a	)
Teck Resources Ltd.
5.40%	02/01/43	1,587,000	1,643,338	(a	)
Telefonica Emisiones S.A.
4.10%	03/08/27	813,000	863,650	(a	)
Tencent Holdings Ltd.
3.28%	04/11/24	2,219,000	2,270,215	(a,g	)
3.98%	04/11/29	775,000	809,395	(a,g	)
4.53%	04/11/49	200,000	219,578	(a,g	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	4,645,000	4,635,060	(a	)
2.20%	07/21/21	715,000	679,000	(a	)
Texas Instruments Inc.
3.88%	03/15/39	659,000	716,999	(a	)
The Allstate Corp.
4.20%	12/15/46	300,000	334,428	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,098,000	1,151,143	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	2,725,000	2,745,873	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,067,000	1,065,101	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,065,000	1,017,426	(a,b	)
The Boeing Co.
3.25%	03/01/28	261,000	270,986	(a	)
3.55%	03/01/38	353,000	356,537	(a	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	2,006,000	2,212,458	(a,g	)
The Dow Chemical Co.
4.25%	10/01/34	566,000	591,612	(a	)
5.55%	11/30/48	459,000	545,021	(a,g	)
The George Washington University
4.13%	09/15/48	905,000	1,014,885	(a	)
The Goldman Sachs Group Inc.
3.50%	11/16/26	1,699,000	1,739,283	(a	)
3.85%	01/26/27	732,000	764,823	(a	)
4.25%	10/21/25	841,000	892,007	(a	)
5.15%	05/22/45	329,000	375,876	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	1,149,000	1,157,974	(a,b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	1,241,000	1,253,956	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	483,000	502,141	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	504,000	518,913	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	1,453,000	1,555,131	(a,b	)

		Principal Amount	Fair Value
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.64%	02/12/47	$1,075,000	$909,461	(a,b,g	)
The Home Depot Inc.
3.50%	09/15/56	469,000	462,884	(a	)
3.90%	12/06/28 - 06/15/47	970,000	1,058,467	(a	)
4.50%	12/06/48	383,000	451,741	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,485,000	1,526,357	(a	)
The Korea Development Bank
3.38%	09/16/25	920,000	967,702	(a	)
The Kroger Co.
2.95%	11/01/21	1,378,000	1,393,806	(a	)
4.65%	01/15/48	319,000	320,611	(a	)
The Mosaic Co.
5.63%	11/15/43	133,000	146,432	(a	)
The Sherwin-Williams Co.
2.25%	05/15/20	1,003,000	1,001,034	(a	)
2.75%	06/01/22	350,000	353,542	(a	)
3.45%	06/01/27	7,000	7,187	(a	)
4.50%	06/01/47	119,000	126,915	(a	)
The Southern Co.
3.25%	07/01/26	306,000	310,624	(a	)
4.40%	07/01/46	120,000	126,678	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,131,000	1,149,786	(a,b	)
The Walt Disney Co.
3.38%	11/15/26	187,000	196,402	(a,g	)
4.00%	10/01/23	1,938,000	2,068,117	(a,g	)
4.50%	02/15/21	674,000	699,363	(a,g	)
4.75%	11/15/46	124,000	152,845	(a,g	)
6.65%	11/15/37	834,000	1,198,174	(a,g	)
The Williams Companies Inc.
3.75%	06/15/27	204,000	210,828	(a	)
3.90%	01/15/25	336,000	351,846	(a	)
4.85%	03/01/48	426,000	455,816	(a	)
4.90%	01/15/45	204,000	213,853	(a	)
5.40%	03/04/44	142,000	157,727	(a	)
Time Warner Cable LLC
4.50%	09/15/42	123,000	114,329	(a	)
6.55%	05/01/37	378,000	434,190	(a	)
Total Capital International S.A.
3.46%	02/19/29	1,647,000	1,752,276	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	1,184,000	1,279,868	(a	)
4.88%	01/15/26	210,000	233,835	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	556,000	583,655	(a	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	274,000	311,393	(a	)
Tyco Electronics Group S.A.
2.35%	08/01/19	2,558,000	2,557,156	(a	)
3.13%	08/15/27	565,000	565,819	(a	)
Tyson Foods Inc.
2.65%	08/15/19	427,000	426,991	(a	)
4.00%	03/01/26	1,647,000	1,753,149	(a	)
4.55%	06/02/47	156,000	162,983	(a	)
U.S. Bancorp
3.15%	04/27/27	842,000	874,358	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	1,417,000	1,445,368	(a,b	)
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	1,390,000	1,401,120	(a,b,g	)
Union Pacific Corp.
3.20%	06/08/21	1,408,000	1,434,203	(a	)
3.50%	06/08/23	915,000	953,494	(a	)
3.60%	09/15/37	178,000	180,013	(a	)
3.70%	03/01/29	1,647,000	1,769,850	(a	)
4.10%	09/15/67	319,000	318,841	(a	)
4.30%	03/01/49	461,000	509,852	(a	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
United Technologies Corp.
3.13%	05/04/27	$1,286,000	$1,322,368	(a	)
3.65%	08/16/23	975,000	1,021,839	(a	)
3.95%	08/16/25	389,000	419,077	(a	)
4.13%	11/16/28	158,000	173,487	(a	)
4.15%	05/15/45	521,000	560,257	(a	)
4.45%	11/16/38	411,000	460,904	(a	)
4.50%	06/01/42	363,000	409,333	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	1,737,000	1,995,969	(a	)
4.75%	07/15/45	781,000	925,516	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	554,000	571,108	(a	)
6.25%	08/10/26	765,000	868,497	(a	)
Vale S.A.
5.63%	09/11/42	235,000	252,139	(a	)
Valero Energy Corp.
4.00%	04/01/29	1,947,000	2,040,553	(a	)
Valero Energy Partners LP
4.38%	12/15/26	1,014,000	1,083,936	(a	)
Ventas Realty LP
3.25%	10/15/26	628,000	630,964	(a	)
Verizon Communications Inc.
3.38%	02/15/25	579,000	604,424	(a	)
3.88%	02/08/29	312,000	334,614	(a	)
4.33%	09/21/28	696,000	770,855	(a	)
4.40%	11/01/34	1,341,000	1,488,443	(a	)
4.52%	09/15/48	521,000	583,369	(a	)
4.67%	03/15/55	434,000	491,857	(a	)
4.86%	08/21/46	2,623,000	3,053,329	(a	)
5.01%	04/15/49	292,000	347,392	(a	)
5.25%	03/16/37	422,000	505,936	(a	)
Viacom Inc.
3.45%	10/04/26	387,000	386,776	(a	)
4.38%	03/15/43	482,000	471,570	(a	)
4.50%	03/01/21	4,172,000	4,299,955	(a	)
5.25%	04/01/44	140,000	152,828	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	853,000	900,563	(a	)
Visa Inc.
3.15%	12/14/25	293,000	307,504	(a	)
4.30%	12/14/45	368,000	433,154	(a	)
Vistra Operations Company LLC
3.55%	07/15/24	2,143,000	2,160,765	(a,g	)
Vodafone Group PLC
4.38%	05/30/28	590,000	637,772	(a	)
5.25%	05/30/48	302,000	332,689	(a	)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	2,118,000	2,186,348	(a,g	)
Vornado Realty LP
3.50%	01/15/25	384,000	393,473	(a	)
Vulcan Materials Co.
3.90%	04/01/27	256,000	263,007	(a	)
Walgreen Co.
4.40%	09/15/42	347,000	330,171	(a	)
Walmart Inc.
3.63%	12/15/47	392,000	418,879	(a	)
3.70%	06/26/28	815,000	889,149	(a	)
3.95%	06/28/38	380,000	423,575	(a	)
4.05%	06/29/48	516,000	590,768	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	574,000	602,746	(a	)
Wells Fargo & Co.
3.90%	05/01/45	41,000	44,005	(a	)
4.15%	01/24/29	1,552,000	1,688,793	(a	)
4.75%	12/07/46	2,589,000	2,947,680	(a	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	1,585,000	1,620,060	(a,b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	803,000	870,556	(a,b	)

		Principal Amount	Fair Value
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	$668,000	$699,950	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.18%	03/29/49	1,704,000	1,716,797	(a,b	)
Wells Fargo Bank NA
2.60%	01/15/21	5,023,000	5,043,695	(a	)
Western Midstream Operating LP
4.00%	07/01/22	1,592,000	1,615,371	(a	)
5.38%	06/01/21	1,562,000	1,623,761	(a	)
Willis North America Inc.
3.60%	05/15/24	615,000	634,317	(a	)
WPP Finance 2010
3.75%	09/19/24	368,000	380,552	(a	)
WRKCo Inc.
3.00%	09/15/24	521,000	525,444	(a	)
Xilinx Inc.
2.95%	06/01/24	399,000	404,789	(a	)
Zoetis Inc.
3.00%	09/12/27	248,000	249,337	(a	)
3.90%	08/20/28	585,000	628,372	(a	)
			693,810,745
Non-Agency Collateralized Mortgage Obligations – 2.7%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	2,522,000	2,748,538	(a,b	)
BANK 2018-BNK11
4.50%	03/15/61	1,248,000	1,344,818	(a,b	)
BANK 2019-BNK17
4.67%	04/15/52	1,053,000	1,137,504	(a,b	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
3.14%	11/15/35	3,985,903	3,985,882	(a,b,g	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,557,852	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	2,942,926	3,148,633	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,417,830	(a,b	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,476,088	(a,b,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,083,844	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
2.11%	11/10/45	5,617,438	308,593	(a,b,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	2,960,888	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	7,377,777	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	2,834,470	(a,b	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
3.12%	10/25/34	464,950	455,949	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.66%	12/15/47	5,711,893	233,172	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	1,010,000	1,066,581	(a,b	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82%	11/15/48	2,174,000	2,292,075	(a,b	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.31%	12/15/39	501,885	51	(a,b,d,g	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	9,307	9,317	(a,b	)
6.11%	07/15/40	20,551	20,572	(a,g	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,537	167	(a,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.06%	03/15/48	30,272,796	1,213,657	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.38%	10/15/42	2,300,000	2,329,483	(a,b	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	2,081,472	(a,b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.36%	02/15/48	24,291,284	1,284,844	(a,b,d	)

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	$1,505,000	$1,589,350	(a	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,999,740	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,652,081	(a,b	)
			54,611,228
Sovereign Bonds – 0.9%
Government of Chile
3.63%	10/30/42	150,000	157,491	(a	)
3.86%	06/21/47	860,000	931,294	(a	)
Government of Colombia
2.63%	03/15/23	711,000	708,817	(a	)
3.88%	04/25/27	1,185,000	1,236,595	(a	)
5.00%	06/15/45	1,271,000	1,405,065	(a	)
Government of Indonesia
3.50%	01/11/28	578,000	582,728	(a	)
4.35%	01/11/48	232,000	240,586	(a	)
Government of Mexico
3.60%	01/30/25	1,402,000	1,435,522	(a	)
4.00%	10/02/23	620,000	647,305	(a	)
4.60%	02/10/48	972,000	1,002,812	(a	)
4.75%	03/08/44	2,068,000	2,160,233	(a	)
Government of Panama
4.00%	09/22/24	1,263,000	1,346,724	(a	)
4.50%	05/15/47	530,000	598,518	(a	)
Government of Peru
5.63%	11/18/50	884,000	1,219,505	(a	)
Government of Philippines
3.95%	01/20/40	835,000	932,419	(a	)
Government of Qatar
3.38%	03/14/24	1,045,000	1,080,520	(a,g	)
4.82%	03/14/49	275,000	315,626	(a,g	)
Government of Uruguay
5.10%	06/18/50	884,133	995,755	(a	)
Panama Notas del Tesoro
3.75%	04/17/26	1,287,000	1,337,116	(g	)
			18,334,631
Municipal Bonds and Notes – 0.5%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,450,537	(a	)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	882,015	(a	)

		Principal Amount	Fair Value
Port Authority of New York & New Jersey
4.46%	10/01/62	$1,870,000	$2,237,623	(a	)
State of California
4.60%	04/01/38	1,840,000	2,009,206	(a	)
5.70%	11/01/21	2,075,000	2,253,948	(a	)
State of Illinois
5.10%	06/01/33	745,000	784,545	(a	)
The University of Texas System
3.35%	08/15/47	1,025,000	1,042,036	(a	)
			10,659,910
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	1,140,372	28,395	(a,i,j	)
Total Bonds and Notes (Cost $1,971,478,459)			2,027,789,778

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,445,193	(a,b	)
Total Investments in Securities (Cost $1,972,854,309)			2,029,234,971
Short-Term Investments – 22.0%
U.S. Treasury Bills
2.18%	07/16/19	$200,000,000	199,829,270	(f	)
2.19%	07/02/19	50,000,000	49,997,306	(f	)
2.33%	07/02/19	150,000,000	149,991,916	(f	)
2.34%	07/02/19	50,000,000	49,997,306	(f	)
Total Short-Term Investments (Cost $449,805,490)			449,815,798
Total Investments (Cost $2,422,659,799)			2,479,050,769
Liabilities in Excess of Other Assets, net – (21.1)%			(431,263,333)

NET ASSETS – 100.0%			$2,047,787,436

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$8,584	1.00%/ Quarterly	06/20/24	$(182,773)	$(166,312)	$(16,461)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$69,847	5.00%/ Quarterly	06/20/24	$5,239,910	$4,163,885	$1,076,025
							$1,059,564

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	95,585	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(2,862,406)	$—	$(2,862,406)
CME Group, Inc.	95,608	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(2,873,149)	—	(2,873,149)
								$(5,735,555)
								$(4,675,991)

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	September 2019	1,649	$352,533,312	$354,831,306	$2,297,994
5 Yr. U.S. Treasury Notes Futures	September 2019	680	79,176,486	80,346,250	1,169,764
10 Yr. U.S. Treasury Notes Futures	September 2019	1,692	213,138,119	216,523,125	3,385,006
					$6,852,764

The Fund had the following short futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	September 2019	93	$(14,181,796)	$(14,470,218)	$(288,422)
Ultra Long-Term U.S. Treasury Bond Futures	September 2019	4	(693,680)	(710,250)	(16,570)
10 Yr. U.S. Treasury Ultra Futures	September 2019	544	(73,542,043)	(75,140,000)	(1,597,957)
					$(1,902,949)
					$4,949,815

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to $105,544,143 or 5.15% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of June 30, 2019.
*	Less than 0.05%.

GE RSP Income Fund

Schedule of Investments	June 30, 2019 (Unaudited)

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$498,382,544	$—	$498,382,544
Agency Mortgage Backed	—	669,976,226	—	669,976,226
Agency Collateralized Mortgage Obligations	—	24,889,541	—	24,889,541
Asset Backed	—	57,096,558	—	57,096,558
Corporate Notes	—	693,810,745	—	693,810,745
Non-Agency Collateralized Mortgage Obligations	—	54,611,228	—	54,611,228
Sovereign Bonds	—	18,334,631	—	18,334,631
Municipal Bonds and Notes	—	10,659,910	—	10,659,910
FNMA (TBA)	—	—	28,395	28,395
Preferred Stock	1,445,193	—	—	1,445,193
Short-Term Investments	—	449,815,798	—	449,815,798

Total Investments in Securities	$1,445,193	$2,477,577,181	$28,395	$2,479,050,769

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$1,076,025	$—	$1,076,025
Credit Default Swap Contracts - Unrealized Depreciation	—	(16,461)	—	(16,461)
Interest Rate Swap Contracts — Unrealized Depreciation	—	(5,735,555)	—	(5,735,555)
Long Futures Contracts - Unrealized Appreciation	6,852,764	—	—	6,852,764
Short Futures Contracts - Unrealized Depreciation	(1,902,949)	—	—	(1,902,949)

Total Other Financial Instruments	$4,949,815	$(4,675,991)	$—	$273,824

GE RSP Funds

Notes to Schedule of Investments – June 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery and When-Issued Securities

During the period ended June 30, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2019 the Fund entered into futures contracts in order to manage exposure to interest rates.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended June 30, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Income Taxes

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,429,837,340	$59,384,165	$9,896,912	$49,487,253